DESTINATION
                                      FUNDS





December 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  The Destination Funds
           File No. 333-122078

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Destination Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary